Investment Properties - Summary of Investment Properties (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 7,738,379		$ 8,119,436
Depreciation expenses	594,110	$ 19,863	392,667	$ 122,231
Ending balance	12,854,071	429,758	7,738,379	8,119,436
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	35,965		35,965
Ending balance	35,965	1,202	35,965	35,965
Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	7,702,414		8,083,471
Ending balance	6,737,798	225,269	7,702,414	8,083,471
Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Ending balance	6,080,308	203,287
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	15,337,702	512,795	8,442,750
Additions	2,532	85	125,853	186,535
Disposals	(1,843)	(62)		(342)
Reclassification	(511,199)	(17,091)	14,891	8,150,075
Effects of foreign currency exchange differences	(513,066)	(17,153)	(137,739)	106,482
Ending balance	14,314,126	478,574	15,337,702	8,442,750
Cost [member] | Previously stated [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	8,445,755	282,372
Ending balance			8,445,755
Cost [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	6,891,947	230,423
Ending balance			6,891,947
Cost [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	35,965	1,202	35,965
Reclassification				35,965
Ending balance	35,965	1,202	35,965	35,965
Cost [member] | Land [member] | Previously stated [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	35,965	1,202
Ending balance			35,965
Cost [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	8,409,790	281,170	8,406,785
Additions	2,532	85	125,853	186,535
Disposals	(1,843)	(62)		(342)
Reclassification	(490,130)	(16,387)	14,891	8,114,110
Effects of foreign currency exchange differences	(209,980)	(7,020)	(137,739)	106,482
Ending balance	7,710,369	257,786	8,409,790	8,406,785
Cost [member] | Buildings and improvements [member] | Previously stated [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	8,409,790	281,170
Ending balance			8,409,790
Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	6,891,947	230,423
Reclassification	(21,069)	(704)
Effects of foreign currency exchange differences	(303,086)	(10,133)
Ending balance	6,567,792	219,586	6,891,947
Cost [member] | Right-of-use assets [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	6,891,947	230,423
Ending balance			6,891,947
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,000,098	33,437	323,314
Depreciation expenses	594,110	19,863	392,667	122,231
Disposals	(1,240)	(41)		(161)
Reclassification	(209,912)	(7,018)	265	199,745
Effects of foreign currency exchange differences	76,999	2,575	(8,870)	1,499
Ending balance	1,460,055	48,816	1,000,098	323,314
Accumulated depreciation, amortisation and impairment [member] | Previously stated [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	707,376	23,650
Ending balance			707,376
Accumulated depreciation, amortisation and impairment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	292,722	9,787
Ending balance			292,722
Accumulated depreciation, amortisation and impairment [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	707,376	23,650	323,314
Depreciation expenses	377,536	12,622	392,667	122,231
Disposals	(1,240)	(41)		(161)
Reclassification	(210,455)	(7,036)	265	199,745
Effects of foreign currency exchange differences	99,354	3,322	(8,870)	1,499
Ending balance	972,571	32,517	707,376	$ 323,314
Accumulated depreciation, amortisation and impairment [member] | Buildings and improvements [member] | Previously stated [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	707,376	23,650
Ending balance			707,376
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	292,722	9,787
Depreciation expenses	216,574	7,241
Reclassification	543	18
Effects of foreign currency exchange differences	(22,355)	(747)
Ending balance	487,484	16,299	292,722
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 292,722	$ 9,787
Ending balance			$ 292,722